Share capital and share premium	9 Months Ended
Sep. 30, 2020
Share capital and share premium
Share capital and share premium

11      Share capital and share premium

Ordinary shares issued and fully paid as at September 30, 2020

Number of shares	Class	Par value (EUR)	Share capital (in thousands of EUR)	Share premium (in thousands of EUR)	Total
162,161,928	Ordinary	1	162,162	1,018,276	1,180,438
Total		1	162,162	1,018,276	1,180,438

Ordinary shares issued and fully paid as at December 31, 2019

Number of shares	Class	Par value (EUR)	Share capital (in thousands of EUR)	Share premium (in thousands of EUR)	Total
156,816,494	Ordinary	1	156,816	1,018,276	1,175,092
Total		1	156,816	1,018,276	1,175,092

The total authorized number of ordinary shares is 162,161,928 shares as at September 30, 2020 (December 31, 2019: 156,816,494 shares) with a par value of EUR 1.00 per share. All issued ordinary shares are fully paid. Each ordinary share carries one vote.

During the nine months ended September 30, 2020, 5,345,434 shares were issued, with nominal value of EUR 1 each. Share capital was issued to the beneficiaries of the virtual participation program for exercise of their stock options.

For the nine months ended September 30, 2020, the total settlement of claims related to the share-based payment compensation amounts to EUR 4,775 thousand and it is presented as a decrease to other reserves in the interim consolidated statement of changes in equity (Note 12). Out of the share capital increase 4,759,452 shares were issued with an exercise price of 0.12 EUR per share representing the net capital contribution received of EUR 571 thousand, during the period.  Related transaction costs of EUR 201 thousand were recognized directly in the accumulated losses.